Supplemental Disclosures (Schedule Of Income Tax Benefit (Expense)) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosures [Abstract]
Current tax expense	$ (43,080)				$ (10,666)					$ (36,353)	$ 3,668	$ (17,966)
Deferred tax benefit (expense)	(25,308)				106,991					158,170	304,611	143,944
Income tax benefit (expense)	$ (68,388)	$ (36,833)	$ 73,802	$ (11,477)	$ 96,325	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ 121,817	$ 308,279	$ 125,978